Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 35,495	S/ 40,329
Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	2,027,855	2,064,917
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,216,203	1,337,233
Assets obtained	1,189,260	1,330,212
Expected credit loss	690,947	716,823
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	408,104	513,833
Assets obtained	564,774	601,879
Expected credit loss	154,299	182,467
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	91,195	174,855
Expected credit loss	51,709	85,222
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	452,301	354,960
Expected credit loss	430,902	336,041
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	238,527	268,528
Assets obtained	624,486	728,333
Expected credit loss	45,101	99,850
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	26,076	25,057
Assets obtained	0	0
Expected credit loss	8,936	13,243
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	10	4
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	10	4
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,818	2,123
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,818	2,123
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,120,358	1,185,065
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	495,872	456,732
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	624,486	728,333
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	66,074	143,020
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	66,074	143,020
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	87,496,622	90,950,082
Assets obtained	37,365,934	39,142,087
Net exposure	50,130,688	51,807,995
Expected credit loss	2,117,324	2,146,354
Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,667,832	2,538,040
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,067,686	801,957
Financial assets impaired [member] | Cash Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	17,363	13,128
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,456,839	1,558,061
Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	76,398	111,167
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	29,310,541	29,622,080
Financial assets impaired [member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,404,684	1,841,217
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,530,868	7,159,989
Financial assets impaired [member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,169,387	572,528
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	83,009,275	86,509,624
Assets obtained	34,698,102	36,604,047
Net exposure	48,311,173	49,905,577
Expected credit loss	2,081,829	2,106,025
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	13,193,411	17,104,465
Net exposure	13,193,411	17,104,465
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	21,412,126	22,118,918
Assets obtained	17,884,456	20,101,859
Net exposure	3,527,670	2,017,059
Expected credit loss	247,084	343,441
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,358,481	1,502,501
Net exposure	1,358,481	1,502,501
Expected credit loss	96,768	164,595
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	14,967,799	12,514,499
Net exposure	14,967,799	12,514,499
Expected credit loss	1,622,381	1,401,681
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	9,286,944	8,552,304
Assets obtained	16,578,513	16,327,398
Net exposure	(7,291,569)	(7,775,094)
Expected credit loss	61,622	155,200
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,487,347	4,440,458
Net exposure	1,819,515	1,902,418
Expected credit loss	35,495	40,329
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	47,025,350	44,688,222
Assets obtained	34,462,969	36,429,257
Net exposure	12,562,381	8,258,965
Expected credit loss	2,027,855	2,064,917
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	3,302,779	3,296,030
Net exposure	3,302,779	3,296,030
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	63,521,540	65,088,717
Assets obtained	34,462,969	36,429,257
Net exposure	29,058,571	28,659,460
Expected credit loss	2,027,855	2,064,917
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	17,038,942	17,921,275
Net exposure	17,038,942	17,921,275
Expected credit loss	53,974	41,108
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	312,718	478,822
Net exposure	312,718	478,822
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	17,038,942	17,921,275
Net exposure	17,038,942	17,921,275
Expected credit loss	53,974	41,108
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	203,082	314,539
Assets obtained	235,133	174,790
Net exposure	(32,051)	139,749
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,932,993	2,706,271
Net exposure	1,932,993	2,706,271
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,448,793	3,499,632
Assets obtained	235,133	174,790
Net exposure	2,213,660	3,324,842
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,050,323	788,829
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	815,190	614,039
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	815,190	614,039
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	815,190	614,039
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	235,133	174,790
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	235,133	174,790
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,380,441	1,446,894
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,380,441	1,446,894
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,380,441	1,446,894
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,380,441	1,446,894
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,905,857	27,780,863
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	11,327,344	11,453,465
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	16,578,513	16,327,398
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,905,857	27,780,863
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,905,857	27,780,863
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,361,481	6,587,461
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,361,481	6,587,461
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,361,481	6,587,461
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,361,481	6,587,461
Financial assets impaired [member] | Financial guarantee contracts [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,001,806	4,150,093
Assets obtained	2,634,430	2,398,739
Net exposure	1,367,376	1,751,354
Expected credit loss	35,124	38,514
Financial assets impaired [member] | Financial guarantee contracts [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	17,363	13,128
Financial assets impaired [member] | Financial guarantee contracts [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	46,810	62,576
Financial assets impaired [member] | Financial guarantee contracts [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,404,684	1,750,607
Financial assets impaired [member] | Financial guarantee contracts [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,165,573	572,428
Financial assets impaired [member] | Letters Of Credit For Customers [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	485,541	290,365
Assets obtained	33,402	139,301
Net exposure	452,139	151,064
Expected credit loss	371	1,815
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	29,588	48,591
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		90,610
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 3,814	S/ 100